SCHEDULE OF CASH AND CASH EQUIVALENTS (Details)	6 Months Ended
Jun. 30, 2012
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 1	57,065
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 2	5,996
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 3	8,467,975
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 4	2,759,157
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 5	9,502,241
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 6	0
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 7	18,027,281
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 8	2,765,153